FAITHSHARES TRUST
FaithShares Baptist Values Fund
FaithShares Lutheran Values Fund
Supplement dated December 9, 2009
to the Prospectus and Statement of Additional Information dated December 7, 2009
This supplement provides new and additional information beyond that contained in the prospectus and statement of additional information (“SAI”) and should be read in conjunction with the prospectus and SAI.
Shares of the FaithShares Baptist Values Fund and the FaithShares Lutheran Values Fund are currently not being offered and are not available for sale.